CONVERTIBLE DEBENTURES (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE DEBENTURES
As of:	June 30, 2023	December 31, 2022
Convertible Debenture	$2,099,174	$-